DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)				1 Months Ended								9 Months Ended		12 Months Ended	50 Months Ended
	Aug. 11, 2023	May 04, 2023	Oct. 02, 2021 USD ($)	Dec. 31, 2023 shares	Dec. 21, 2023	Dec. 20, 2023	Dec. 18, 2023	Aug. 31, 2023	May 31, 2023	Jan. 31, 2023	Sep. 30, 2022 USD ($) shares	Jun. 30, 2024 shares	Jun. 30, 2023 USD ($) Integer	Sep. 30, 2023 shares	Jun. 30, 2023 USD ($) Integer
Property, Plant and Equipment [Line Items]
Number of vehicles invoiced | Integer													377		412
Vehicles invoiced, value | $													$ 16,800,000		$ 17,800,000
Stockholders' Equity Note, Stock Split	1-for-9	1-for-25			1-for-100	1-for-100		1-for-100	1-for-25	1-for-25
Stock issued during period, shares, reverse stock splits (in shares)				321,048
Decrease in equity of reverse stock | $			$ 7,048								$ 833,431
Conversion basis					every 100 shares of the Company’s pre-reverse stock split common stock combined and automatically became 1 share of common stock.
Fractional shares											0			0
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred Stock, shares outstanding												0		0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity Note, Stock Split					1-for-2		1-for-2
Maximum [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity Note, Stock Split					1-for-100		1-for-100
Equity Incentive Plan 2022 [Member]
Property, Plant and Equipment [Line Items]
Additional shares authorized												52,000,000		52,000,000
Bollinger Motors Inc [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership (as a percent)												60.00%		60.00%